Related Party Transactions (Tables)	13 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule Of Key Management Personnel Compensation
	Thirteen months ended December 31, 2021	Year ended November 30, 2020
Short term employee benefits	$1,429,187	$339,000
Share-based payments	983,943	319,479
Short term employee benefits	$2,413,130	$658,479